Statements Of Operations (The Series Of The Frontier Fund - Diversified, Dynamic And Long/Short Commodity Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Diversified Series [Member]
Investment Income:
Interest - net	$ 2,399,088	[1]	$ 2,225,700	[1]	$ 489,238	[1]
Total Income/(loss)	2,399,088	[1]	2,225,700	[1]	489,238	[1]
Expenses:
Incentive Fees	4,954,751	[1]	4,102,217	[1]	299,318	[1]
Management Fees	1,988,295	[1]	1,149,719	[1]	189,654	[1]
Service Fees - Class 1	1,797,911	[1]	1,465,769	[1]	179,789	[1]
Trading Fees	3,469,475	[1]	2,734,353	[1]	656,932	[1]
Total Expenses	12,210,432	[1]	9,452,058	[1]	1,325,693	[1]
Investment income/(loss) - net	(9,811,344)	[1]	(7,226,358)	[1]	(836,455)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			59,523	[1]
Net change in open trade equity/(deficit)			(705,094)	[1]
Net realized gain/(loss) on swap contracts	(5,621,987)	[1]
Net unrealized gain/(loss) on swap contracts	1,315,339	[1]	416,156	[1]	(1,707,778)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	23,748	[1]	255,854	[1]	32,581	[1]
Trading commissions			(13,918)	[1]
Net change in inter-series payables			(177,180)	[1]	37,927	[1]
Change in fair value of investments in unconsolidated trading companies	9,711,686	[1]	18,683,902	[1]	1,166,809	[1]
Net gain/(loss) on investments	5,428,786	[1]	18,519,243	[1]	(470,461)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,382,558)	[1]	11,292,885	[1]	(1,306,916)	[1]
Less: Operations attributable to non-controlling interests			(157,005)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,382,558)	[1]	11,449,890	[1]	(1,306,916)	[1]
Frontier Diversified Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (4.18)	[1]	$ 6.78	[1]	$ (3.20)	[1]
Frontier Diversified Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (2.50)	[1]	$ 8.69	[1]	$ (2.23)	[1]
Frontier Dynamic Series [Member]
Investment Income:
Interest - net	250,426	[1],[2]	454,918	[1],[2]	269,363	[1],[2]
Total Income/(loss)	250,426	[1],[2]	454,918	[1],[2]	269,363	[1],[2]
Expenses:
Service Fees - Class 1	51,746	[1],[2]	91,089	[1],[2]	43,521	[1],[2]
Trading Fees	376,388	[1],[2]	687,992	[1],[2]	391,638	[1],[2]
Total Expenses	428,134	[1],[2]	779,081	[1],[2]	435,159	[1],[2]
Investment income/(loss) - net	(177,708)	[1],[2]	(324,163)	[1],[2]	(165,796)	[1],[2]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(2,157,451)	[1],[2]
Net unrealized gain/(loss) on swap contracts	1,317,993	[1],[2]	929,520	[1],[2]	(2,247,497)	[1],[2]
Net realized gain/(loss) on U.S. Treasury securities	128,823	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(115,289)	[1],[2]	62,532	[1],[2]	52,757	[1],[2]
Net change in inter-series payables	941,000	[1],[2]	(644,168)	[1],[2]	2,323,884	[1],[2]
Net gain/(loss) on investments	115,076	[1],[2]	347,884	[1],[2]	129,144	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
Frontier Dynamic Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (3.89)	[1],[2]	$ 0.51	[1],[2]	$ (8.57)	[1],[2]
Frontier Dynamic Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (3.14)	[1],[2]	$ 2.15	[1],[2]	$ (7.75)	[1],[2]
Frontier Long/Short Commodity Series [Member]
Investment Income:
Interest - net	1,371,889	[3]	1,120,080	[3]	1,213,141	[3]
Total Income/(loss)	1,371,889	[3]	1,120,080	[3]	1,213,141	[3]
Expenses:
Incentive Fees	2,887,684	[3]	3,065,308	[3]	2,135,357	[3]
Management Fees	3,607,413	[3]	3,355,920	[3]	2,923,989	[3]
Service Fees - Class 1	824,266	[3]	1,174,272	[3]	1,437,570	[3]
Trading Fees	768,116	[3]	425,521	[3]	350,577	[3]
Total Expenses	8,087,479	[3]	8,021,021	[3]	6,847,493	[3]
Investment income/(loss) - net	(6,715,590)	[3]	(6,900,941)	[3]	(5,634,352)	[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	5,096,970	[3]	(24,029,654)	[3]	60,288,927	[3]
Net change in open trade equity/(deficit)	2,754,587	[3]	18,487,268	[3]	(28,316,249)	[3]
Net realized gain/(loss) on swap contracts	(11,411)	[3]
Net unrealized gain/(loss) on swap contracts	20,529	[3]
Net unrealized gain/(loss) on U.S. Treasury securities	24,825	[3]	208,016	[3]	(358,065)	[3]
Trading commissions	(457,918)	[3]	(444,193)	[3]	(3,052,293)	[3]
Change in fair value of investments in unconsolidated trading companies	9,807,106	[3]	21,681,676	[3]	357,682	[3]
Net gain/(loss) on investments	17,234,688	[3]	15,903,113	[3]	28,920,002	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	10,519,098	[3]	9,002,172	[3]	23,285,650	[3]
Less: Operations attributable to non-controlling interests	6,059,461	[3]	(2,913,121)	[3]	14,758,299	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ 4,459,637	[3]	$ 11,915,293	[3]	$ 8,527,351	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 3.40	[3]	$ 18.96	[3]	$ 13.38	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class OneA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 3.75	[3]	$ 16.47	[3]	$ 1.49	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 8.71	[3]	$ 25.77	[3]	$ 18.21	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class TwoA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 6.05	[3]	$ 18.70	[3]	$ 2.48	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 8.70	[3]	$ 25.77	[3]	$ 4.79	[3]

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.